Summary of Significant Accounting Policies - Computation of Weighted Average Basic and Diluted Shares Outstanding (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Income from continuing operations	$ 627	$ 598	$ 494	$ 461	$ 637	$ 584	$ 579	$ 583	$ 2,180	$ 2,383	$ 1,909
Income from discontinued operations	31	38	37	41	31	28	26	23	147	108	85
Net income attributable to Company	$ 658	$ 636	$ 531	$ 502	$ 668	$ 612	$ 605	$ 606	$ 2,327	$ 2,491	$ 1,994
Denominator:
Basic-weighted average common shares outstanding									426	425	422
Dilutive effect of employee stock options and other unvested stock awards									2	2	2
Diluted outstanding shares									428	427	424
Basic:
Income from continuing operations	$ 1.47	$ 1.40	$ 1.16	$ 1.08	$ 1.50	$ 1.38	$ 1.37	$ 1.37	$ 5.11	$ 5.61	$ 4.52
Income from discontinued operations	$ 0.07	$ 0.09	$ 0.09	$ 0.10	$ 0.07	$ 0.06	$ 0.05	$ 0.06	$ 0.35	$ 0.25	$ 0.21
Net income attributable to Company	$ 1.54	$ 1.49	$ 1.25	$ 1.18	$ 1.57	$ 1.44	$ 1.42	$ 1.43	$ 5.46	$ 5.86	$ 4.73
Diluted:
Income from continuing operations	$ 1.47	$ 1.40	$ 1.15	$ 1.07	$ 1.49	$ 1.36	$ 1.35	$ 1.36	$ 5.09	$ 5.58	$ 4.50
Income from discontinued operations	$ 0.07	$ 0.09	$ 0.09	$ 0.10	$ 0.07	$ 0.06	$ 0.06	$ 0.06	$ 0.35	$ 0.25	$ 0.20
Net income attributable to Company	$ 1.53	$ 1.49	$ 1.24	$ 1.17	$ 1.56	$ 1.43	$ 1.42	$ 1.42	$ 5.44	$ 5.83	$ 4.70
Cash dividends per share	$ 0.26	$ 0.26	$ 0.26	$ 0.13	$ 0.13	$ 0.12	$ 0.12	$ 0.12	$ 0.91	$ 0.49	$ 0.45